INCOME PER SHARE (Tables)	12 Months Ended
Dec. 31, 2025
INCOME PER SHARE
Schedule of basic and diluted income per share

	For the year ended December 31,
	2023	2024	2025	2025
	RMB	RMB	RMB	US$
	(in thousands, except for number of shares and per share data)
Numerator:
Net income	180,907	98,589	95,402	13,643
Denominator:
Weighted average number of ordinary shares outstanding—basic	264,052,936	262,001,916	256,975,188	256,975,188
Effect of dilutive share options	9,712,192	9,196,839	10,639,784	10,639,784
Weighted average number of ordinary shares outstanding—diluted	273,765,128	271,198,755	267,614,972	267,614,972
Basic income per ordinary share	0.69	0.38	0.37	0.05
Diluted income per ordinary share	0.66	0.36	0.36	0.05